New Accounting Pronouncement under International Financial Reporting Standards (IFRSs) - Summary of Explanation of difference between operating lease commitments (Detail) - TWD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Significant changes in financial statement line items due to application of IFRS16 [line items]
Present value discounted at the incremental borrowing rate on January 1, 2019		$ 5,997,551
Add: An extension option reasonably certain to be exercised		8,906
Lease liabilities	$ 6,031,025	$ 6,006,457	$ 0
IAS 17 [Member]
Significant changes in financial statement line items due to application of IFRS16 [line items]
Operating lease commitments			$ 7,408,369